Restructuring - Additional Information (Details) $ in Thousands		3 Months Ended
	Jul. 20, 2023 Role	Sep. 30, 2023 USD ($)
Restructuring Charges [Abstract]
Number of employees | Role	25
Percentage of workforce	4.00%
Total restructuring expense | $		$ 4,002
Payments for restructuring, Expected term		24 months